PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2023	$26,591	$7,172	$8,302	$197	$42,262
Additions, net	5	(25)	(12)	(1)	(33)
Transfer from construction work-in-progress	5	217	130	—	352
Transfer to assets held for sale	(143)	—	—	—	(143)
Disposals(4)	(38)	(1,933)	(1,596)	(39)	(3,606)
Items recognized through OCI:
Change in fair value	(75)	—	—	(23)	(98)
Foreign exchange	(1,032)	(146)	(277)	(15)	(1,470)
Items recognized through net income:
Change in fair value	(26)	—	—	(11)	(37)
Depreciation	(256)	(198)	(194)	(9)	(657)
As at June 30, 2024	$25,031	$5,087	$6,353	$99	$36,570
Construction work-in-progress
As at As at December 31, 2023	$221	$803	$741	$11	$1,776
Additions, net	39	73	207	43	362
Transfer to property, plant and equipment	(5)	(217)	(130)	—	(352)
Transfer to assets held for sale	(1)	—	—	—	(1)
Disposals(4)	—	(148)	(390)	(3)	(541)
Items recognized through OCI:
Foreign exchange	(5)	(31)	(18)	—	(54)
As at June 30, 2024	$249	$480	$410	$51	$1,190
Total property, plant and equipment, at fair value
As at December 31, 2023(2)(3)	$26,812	$7,975	$9,043	$208	$44,038
As at June 30, 2024(2)(3)	$25,280	$5,567	$6,763	$150	$37,760
(1)Includes cogeneration and biomass.
(2)Includes right-of-use assets not subject to revaluation of $38 million (2023: $43 million) in our hydroelectric segment, $127 million (2023: $143 million) in our wind segment, $145 million (2023: $277 million) in our solar segment , and nil (2023: nil ) in other.
(3)Includes land not subject to revaluation of $202 million (2023: $217 million) in our hydroelectric segment, $13 million (2023: $13 million) in our wind segment, $45 million (2023: $58 million) in our solar segment , and $1 million (2023: $1 million) in other.
(4)Includes $4,067 million transferred to a subsidiary of Brookfield Renewable. Refer to Note 18 - Related party transactions for more details.